First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Air Freight & Logistics – 3.0%
8,022	Forward Air Corp.	$865,173
	Automobiles – 3.1%
14,208	Winnebago Industries, Inc.	904,765
	Banks – 5.3%
24,918	Bank of Marin Bancorp.	759,251
27,772	Veritex Holdings, Inc.	781,782
		1,541,033
	Beverages – 2.6%
7,750	MGP Ingredients, Inc.	755,935
	Building Products – 8.7%
48,986	AZEK (The) Co., Inc. (a)	1,182,032
101,935	Hayward Holdings, Inc. (a)	1,375,103
		2,557,135
	Capital Markets – 2.9%
3,560	Morningstar, Inc.	864,653
	Chemicals – 1.8%
18,934	Mativ Holdings, Inc.	521,821
	Diversified Consumer Services – 2.5%
26,579	Frontdoor, Inc. (a)	722,417
	Diversified Financial Services – 2.3%
27,876	Cannae Holdings, Inc. (a)	681,289
	Electrical Equipment – 3.1%
22,425	Allied Motion Technologies, Inc.	911,352
	Electronic Equipment, Instruments & Components – 1.1%
11,454	FARO Technologies, Inc. (a)	314,756
	Energy Equipment & Services – 3.3%
37,837	Core Laboratories N.V.	968,627
	Food Products – 2.7%
5,558	J&J Snack Foods Corp.	796,461
	Gas Utilities – 3.1%
18,320	Northwest Natural Holding Co.	918,565
	Household Products – 4.8%
20,798	Spectrum Brands Holdings, Inc.	1,411,768
	Insurance – 11.4%
16,043	Brown & Brown, Inc.	939,478
37,401	BRP Group, Inc., Class A (a)	1,071,539
91,625	Hagerty, Inc., Class A (a)	880,516
9,587	Stewart Information Services Corp.	457,971
		3,349,504
Shares	Description	Value

	IT Services – 6.5%
35,380	I3 Verticals, Inc., Class A (a)	$1,023,190
12,009	Perficient, Inc. (a)	890,347
		1,913,537
	Leisure Products – 2.0%
55,162	American Outdoor Brands, Inc. (a)	578,098
	Machinery – 11.6%
52,963	Gates Industrial Corp. PLC (a)	699,642
8,181	John Bean Technologies Corp.	914,063
4,530	Kadant, Inc.	923,078
3,527	RBC Bearings, Inc. (a)	860,482
		3,397,265
	Personal Products – 2.9%
20,080	Edgewell Personal Care Co.	860,629
	Real Estate Management & Development – 1.4%
17,400	RE/MAX Holdings, Inc., Class A	396,894
	Road & Rail – 2.9%
38,555	Marten Transport Ltd.	851,680
	Textiles, Apparel & Luxury Goods – 3.0%
25,152	Movado Group, Inc.	889,375
	Water Utilities – 2.8%
10,514	SJW Group	813,889
	Total Common Stocks	27,786,621
	(Cost $22,452,497)
REAL ESTATE INVESTMENT TRUSTS – 1.2%
	Equity Real Estate Investment Trusts – 1.2%
9,653	Rayonier, Inc.	351,273
	(Cost $239,212)
	Total Investments – 96.0%	28,137,894
	(Cost $22,691,709)
	Net Other Assets and Liabilities – 4.0%	1,179,714
	Net Assets – 100.0%	$29,317,608

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,786,621	$ 27,786,621	$ —	$ —
Real Estate Investment Trusts*	351,273	351,273	—	—
Total Investments	$ 28,137,894	$ 28,137,894	$—	$—

*	See Portfolio of Investments for industry breakout.